Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2024
Interest Revenue (Expense), Net [Abstract]
Summary of Interest Income, Interest Expense and Net Interest Income
Details of interest income, interest expense, and net interest income for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Interest income
Due from financial institutions measured at fair value through profit or loss	￦	3,186	￦	1,746	￦	2,889
Securities measured at fair value through profit or loss		913,617		1,400,912		1,422,251
Loans measured at fair value through profit or loss		12,932		12,708		33,372
Securities measured at fair value through other comprehensive income		1,629,157		2,225,549		2,693,188
Loans measured at fair value through other comprehensive income		17,429		39,084		55,314
Due from financial institutions measured at amortized cost		165,948		351,797		395,886
Securities measured at amortized cost		659,549		1,123,957		1,236,448
Loans measured at amortized cost		17,018,242		23,439,034		24,006,088
Insurance finance income		16,507		20,899		31,317
Others		350,850		526,338		614,632

		20,787,417		29,142,024		30,491,385

Interest expense
Deposits		4,637,420		10,052,830		10,379,055
Borrowings		1,291,380		2,519,463		2,548,842
Debentures		1,640,773		2,306,823		2,623,198
Insurance finance expense		1,459,898		1,534,458		1,477,757
Others		207,058		547,590		635,819

		9,236,529		16,961,164		17,664,671

Net interest income	￦	11,550,888	￦	12,180,860	￦	12,826,714